MULTI-MANAGER INTERNATIONAL EQUITY FUND

Schedule of Investments

January 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – 97.4%
Australia – 0.8%
50,336	CSL Ltd. (Biotechnology)	$ 10,628,467

Belgium – 0.5%
65,084	Anheuser-Busch InBev SA (Beverages)	3,928,583
37,492	KBC Group NV (Banks)	2,776,930

		6,705,513

Brazil – 0.1%
518,096	Banco Bradesco SA ADR (Banks)	1,445,488

Canada – 5.9%
86,525	Alimentation Couche-Tard, Inc. (Food & Staples Retailing)	3,951,192
32,677	BRP, Inc. (Leisure Products)	2,726,788
302,665	CAE, Inc.* (Aerospace & Defense)	6,835,582
95,143	Canadian National Railway Co. (Road & Rail)	11,327,873
194,029	Canadian Pacific Railway Ltd. (Road & Rail)	15,310,339
19,015	Intact Financial Corp. (Insurance)	2,758,608
14,972	Lululemon Athletica, Inc.* (Textiles, Apparel & Luxury Goods)	4,594,607
93,701	National Bank of Canada (Banks)	7,038,755
246,426	Suncor Energy, Inc. (Oil, Gas & Consumable Fuels)	8,552,819
63,933	The Toronto-Dominion Bank (Banks)	4,423,488
44,886	Thomson Reuters Corp. (Professional Services)	5,339,563
36,428	TMX Group Ltd. (Capital Markets)	3,590,371

		76,449,985

China – 1.6%
3,296,000	Beijing Capital International Airport Co. Ltd. Class H* (Transportation Infrastructure)	2,506,791
730,000	Li Ning Co. Ltd. (Textiles, Apparel & Luxury Goods)	7,216,535
10,810	Meituan Class B*(a) (Internet & Direct Marketing Retail)	241,667
159,000	NetEase, Inc. (Entertainment)	2,820,996
105,400	Tencent Holdings Ltd. (Interactive Media & Services)	5,136,027
51,338	Yum China Holdings, Inc. (Hotels, Restaurants & Leisure)	3,162,934

		21,084,950

Denmark – 3.1%
75,111	Carlsberg AS Class B Class B (Beverages)	10,662,879
20,311	DSV A/S (Air Freight & Logistics)	3,360,049
9,346	Genmab A/S* (Biotechnology)	3,662,664
140,194	Novo Nordisk A/S Class B (Pharmaceuticals)	19,401,415

Shares	Description	Value

Common Stocks – (continued)
Denmark – (continued)
101,354	Vestas Wind Systems AS (Electrical Equipment)	$ 2,965,780

		40,052,787

Finland – 0.4%
109,821	Sampo Oyj Class A Class A (Insurance)	5,765,545

France – 14.0%
114,354	Air Liquide SA (Chemicals)	18,208,149
49,112	Airbus SE (Aerospace & Defense)	6,156,967
305,349	Alstom SA (Machinery)	9,079,603
246,470	AXA SA (Insurance)	7,689,623
34,754	BNP Paribas SA (Banks)	2,386,970
145,273	Bureau Veritas SA (Professional Services)	4,153,568
44,355	Capgemini SE (IT Services)	8,417,939
201,789	Carrefour SA (Food & Staples Retailing)	3,838,222
73,159	Cie de Saint-Gobain (Building Products)	4,201,606
83,700	Cie Generale des Etablissements Michelin SCA (Auto Components)	2,646,578
172,488	Danone SA (Food Products)	9,459,113
54,570	Dassault Systemes SE (Software)	2,029,507
563,385	Engie SA (Multi-Utilities)	7,999,990
34,075	EssilorLuxottica SA (Health Care Equipment & Supplies)	6,252,058
1,022	Kering SA (Textiles, Apparel & Luxury Goods)	637,684
38,662	Legrand SA (Electrical Equipment)	3,447,261
7,764	L’Oreal SA (Personal Products)	3,205,846
21,389	LVMH Moet Hennessy Louis Vuitton SE (Textiles, Apparel & Luxury Goods)	18,672,075
104,954	Pernod Ricard SA (Beverages)	21,728,623
77,130	Sanofi (Pharmaceuticals)	7,552,911
124,418	Schneider Electric SE (Electrical Equipment)	20,182,534
32,249	Thales SA (Aerospace & Defense)	4,265,231
49,055	TotalEnergies SE (Oil, Gas & Consumable Fuels)	3,032,617
79,393	Valeo (Auto Components)	1,735,115
46,106	Vinci SA (Construction & Engineering)	5,209,496

		182,189,286

Germany – 7.5%
188,648	Bayer AG (Pharmaceuticals)	11,742,382
57,646	Beiersdorf AG (Personal Products)	7,008,463
801,926	BNP Paribas SA* (Banks)	11,612,097
53,334	Continental AG (Auto Components)	3,744,858
41,732	Deutsche Boerse AG (Capital Markets)	7,467,619

MULTI-MANAGER INTERNATIONAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Germany – (continued)
342,511	Deutsche Telekom AG* (Diversified Telecommunication Services)	$ 7,630,734
130,428	Infineon Technologies AG (Semiconductors & Semiconductor Equipment)	4,696,772
63,588	Merck KGaA (Pharmaceuticals)	13,272,608
10,804	MTU Aero Engines AG (Aerospace & Defense)	2,700,055
125,753	RWE AG (Independent Power and Renewable Electricity Producers)	5,598,382
159,563	SAP SE (Software)	18,914,592
85,052	Vonovia SE (Real Estate Management & Development)	2,402,541

		96,791,103

Hong Kong – 2.2%
2,239,190	AIA Group Ltd. (Insurance)	25,319,964
1,429,600	ESR Group Ltd.(a) (Real Estate Management & Development)	2,862,183

		28,182,147

India – 1.4%
109,013	HDFC Bank Ltd. (Banks)	2,145,227
192,835	Housing Development Finance Corp. Ltd. (Diversified Financial Services)	6,207,823
326,370	ICICI Bank Ltd. ADR (Banks)	6,798,287
58,370	Tata Consultancy Services Ltd. (IT Services)	2,409,143

		17,560,480

Ireland – 4.3%
46,709	Accenture PLC Class A Class A (IT Services)	13,034,146
371,248	Experian PLC (Professional Services)	13,576,344
56,413	ICON PLC* (Life Sciences Tools & Services)	13,015,043
175,145	Ryanair Holdings PLC ADR* (Airlines)	15,855,877

		55,481,410

Israel – 0.9%
734,608	Bank Leumi Le-Israel BM (Banks)	6,492,011
39,573	Check Point Software Technologies Ltd.* (Software)	5,033,686
3,980	CyberArk Software Ltd.* (Software)	560,702

		12,086,399

Italy – 3.5%
1,869,541	Enel SpA (Electric Utilities)	11,008,082
295,787	Eni SpA (Oil, Gas & Consumable Fuels)	4,551,638

Shares	Description	Value

Common Stocks – (continued)
Italy – (continued)
36,131	Ferrari NV (Automobiles)	$ 9,028,565
1,883,415	Intesa Sanpaolo SpA (Banks)	4,952,006
799,620	UniCredit SpA (Banks)	15,617,488

		45,157,779

Japan – 10.0%
50,000	Advantest Corp. (Semiconductors & Semiconductor Equipment)	3,584,049
97,500	BayCurrent Consulting, Inc. (Professional Services)	4,144,681
61,400	Daikin Industries Ltd. (Building Products)	10,664,847
79,000	Denso Corp. (Auto Components)	4,266,450
69,400	FANUC Corp. (Machinery)	12,262,255
151,400	Hitachi Ltd. (Industrial Conglomerates)	7,939,787
24,000	Hoya Corp. (Health Care Equipment & Supplies)	2,639,326
15,300	Keyence Corp. (Electronic Equipment, Instruments & Components)	7,043,642
110,200	Kobe Bussan Co. Ltd. (Food & Staples Retailing)	3,181,666
127,400	Koito Manufacturing Co. Ltd. (Auto Components)	2,149,005
28,700	Kose Corp. (Personal Products)	3,166,553
126,900	Kubota Corp. (Machinery)	1,907,090
83,200	Kyocera Corp. (Electronic Equipment, Instruments & Components)	4,317,365
28,900	Lasertec Corp. (Semiconductors & Semiconductor Equipment)	5,471,432
113,900	Murata Manufacturing Co. Ltd. (Electronic Equipment, Instruments & Components)	6,508,301
440,100	Olympus Corp. (Health Care Equipment & Supplies)	8,273,709
15,000	Shimano, Inc. (Leisure Products)	2,675,031
15,200	Shin-Etsu Chemical Co. Ltd. (Chemicals)	2,240,830
8,100	SMC Corp. (Machinery)	4,114,075
64,800	Sony Group Corp. (Household Durables)	5,789,979
107,600	Sumitomo Mitsui Financial Group, Inc. (Banks)	4,676,411
74,300	Suzuki Motor Corp. (Automobiles)	2,785,669
209,200	Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals)	6,576,697
133,300	Terumo Corp. (Health Care Equipment & Supplies)	3,880,410
18,800	Tokyo Electron Ltd. (Semiconductors & Semiconductor Equipment)	6,571,054

MULTI-MANAGER INTERNATIONAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
80,700	Yamaha Corp. (Leisure Products)	$ 3,137,944

		129,968,258

Luxembourg – 0.1%
39,849	ArcelorMittal SA (Metals & Mining)	1,236,233

Macau* – 0.2%
716,400	Sands China Ltd. (Hotels, Restaurants & Leisure)	2,686,561

Mexico – 0.4%
577,700	Arca Continental SAB de CV (Beverages)	5,103,137

Netherlands – 4.0%
4,227	Adyen NV*(a) (IT Services)	6,390,831
200,216	Akzo Nobel NV (Chemicals)	14,913,082
16,278	ASM International NV (Semiconductors & Semiconductor Equipment)	5,505,316
11,320	ASML Holding NV (Semiconductors & Semiconductor Equipment)	7,480,709
359,791	Koninklijke Philips NV (Health Care Equipment & Supplies)	6,211,954
61,870	QIAGEN NV* (Life Sciences Tools & Services)	3,018,210
43,816	Randstad NV (Professional Services)	2,808,533
237,041	Universal Music Group NV (Entertainment)	6,059,328

		52,387,963

Portugal – 0.6%
910,264	EDP - Energias de Portugal SA (Electric Utilities)	4,522,426
213,379	Galp Energia SGPS SA (Oil, Gas & Consumable Fuels)	2,920,741

		7,443,167

Singapore – 0.8%
370,800	DBS Group Holdings Ltd. (Banks)	10,151,121

South Korea – 1.7%
39,895	Samsung Electronics Co. Ltd. (Technology Hardware, Storage & Peripherals)	1,987,179
9,069	Samsung Electronics Co. Ltd. GDR (Technology Hardware, Storage & Peripherals)	11,239,779
117,114	SK Hynix, Inc. (Semiconductors & Semiconductor Equipment)	8,472,475

		21,699,433

Shares	Description	Value

Common Stocks – (continued)
Spain – 2.3%
44,066	Aena SME SA*(a) (Transportation Infrastructure)	$ 6,620,871
201,223	Amadeus IT Group SA* (IT Services)	12,677,844
181,729	CaixaBank SA (Banks)	806,324
320,605	Iberdrola SA (Electric Utilities)	3,761,263
195,559	Industria de Diseno Textil SA (Specialty Retail)	6,105,510

		29,971,812

Sweden – 1.5%
296,546	Atlas Copco AB Class A Class A (Machinery)	3,518,833
63,229	Evolution AB(a) (Hotels, Restaurants & Leisure)	7,106,374
281,671	Hexagon AB Class B Class B (Electronic Equipment, Instruments & Components)	3,228,936
214,463	Swedbank AB Class A (Banks)	4,125,499
186,150	Volvo Car AB Class B* (Automobiles)	928,795

		18,908,437

Switzerland – 9.6%
147,787	ABB Ltd. (Electrical Equipment)	5,145,301
100,701	Alcon, Inc. (Health Care Equipment & Supplies)	7,598,747
70,615	Cie Financiere Richemont SA Class A Class A (Textiles, Apparel & Luxury Goods)	10,885,811
93,389	Idorsia Ltd.* (Biotechnology)	1,570,870
49,318	Julius Baer Group Ltd. (Capital Markets)	3,163,469
6,644	Lonza Group AG (Life Sciences Tools & Services)	3,790,012
171,599	Nestle SA (Food Products)	20,936,630
147,008	Novartis AG (Pharmaceuticals)	13,290,852
86,290	Roche Holding AG (Pharmaceuticals)	26,937,181
38,647	Sika AG (Chemicals)	10,981,424
9,159	Sonova Holding AG (Health Care Equipment & Supplies)	2,290,406
383,283	UBS Group AG (Capital Markets)	8,181,319
19,618	Zurich Insurance Group AG (Insurance)	9,701,660

		124,473,682

Taiwan – 0.6%
243,000	Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	4,288,168

MULTI-MANAGER INTERNATIONAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Taiwan – (continued)
44,973	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Semiconductors & Semiconductor Equipment)	$ 4,170,346

		8,458,514

United Kingdom – 15.2%
113,004	AstraZeneca PLC (Pharmaceuticals)	14,804,932
4,054,230	Barclays PLC (Banks)	9,319,827
38,899	Berkeley Group Holdings PLC (Household Durables)	1,991,926
580,137	BP PLC (Oil, Gas & Consumable Fuels)	3,504,171
74,382	British American Tobacco PLC (Tobacco)	2,851,345
146,012	Coca-Cola European Partners PLC (Beverages)	8,174,798
866,460	Compass Group PLC (Hotels, Restaurants & Leisure)	20,697,999
129,857	Diageo PLC (Beverages)	5,678,136
34,935	Ferguson PLC (Trading Companies & Distributors)	4,922,165
212,750	GSK PLC (Pharmaceuticals)	3,736,957
808,894	HSBC Holdings PLC (Banks)	5,960,211
421,676	Informa PLC (Media)	3,487,576
30,221	Linde PLC* (Chemicals)	9,997,698
39,456	London Stock Exchange Group PLC (Capital Markets)	3,611,995
943,933	Prudential PLC (Insurance)	15,683,495
198,131	Reckitt Benckiser Group PLC (Household Products)	14,118,993
777,945	RELX PLC (Professional Services)	23,118,073
164,264	Rio Tinto PLC (Metals & Mining)	12,862,073
12,405,775	Rolls-Royce Holdings PLC* (Aerospace & Defense)	16,230,887
1,085,641	Tesco PLC (Food & Staples Retailing)	3,299,675
152,605	Unilever PLC (Personal Products)	7,767,450
240,657	WH Smith PLC (Specialty Retail)	4,752,387

		196,572,769

United States – 4.2%
66,951	Aon PLC Class A (Insurance)	21,335,945
37,247	Atlassian Corp. PLC Class A Class A* (Software)	6,019,860
18,740	EPAM Systems, Inc.* (IT Services)	6,233,861
3,630	Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	5,564,499
20,798	ResMed, Inc. (Health Care Equipment & Supplies)	4,749,639
30,519	STERIS PLC (Health Care Equipment & Supplies)	6,302,479

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
31,739	Waste Connections, Inc. (Commerical Services & Supplies)	$ 4,218,113

		54,424,396

TOTAL COMMON STOCKS (Cost $1,023,316,217)		$1,263,066,822

Shares	Dividend Rate	Value

Investment Company(b) – 2.3%
Goldman Sachs Financial Square Government Fund - Institutional Shares
29,779,425	4.237%	$ 29,779,425
(Cost $29,779,425)

TOTAL INVESTMENTS – 99.7% (Cost $1,053,095,642)		$1,292,846,247

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.3%		3,546,501

NET ASSETS – 100.0%		$1,296,392,748

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	Represents an Affiliated Issuer.

Sector	% of Total Market Value
Industrials	18.9%
Financials	17.0
Health Care	15.9
Information Technology	13.1
Consumer Staples	10.5
Consumer Discretionary	10.0
Materials	5.5
Utilities	2.5
Investment Company	2.3
Communication Services	2.1
Energy	1.8
Real Estate	0.4
100.0%

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com

MULTI-MANAGER INTERNATIONAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2023 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

Investment Abbreviations:
ADR	— American Depositary Receipt
GDR	— Global Depository Receipt
PLC	— Public Limited Company

MULTI-MANAGER U.S. SMALL CAP EQUITY FUND

Schedule of Investments

January 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – 92.6%
Aerospace & Defense – 1.6%
16,990	AAR Corp.*	$ 873,966
16,420	Curtiss-Wright Corp.	2,722,436
44,200	Hexcel Corp.	3,119,636
34,900	Mercury Systems, Inc.*	1,744,476
31,270	Woodward, Inc.	3,197,670

		11,658,184

Air Freight & Logistics – 0.7%
13,300	Forward Air Corp.	1,434,405
40,281	Hub Group, Inc. Class A*	3,434,761

		4,869,166

Auto Components – 1.1%
8,020	Fox Factory Holding Corp.*	947,082
28,066	LCI Industries	3,149,566
14,684	Standard Motor Products, Inc.	594,115
18,400	Visteon Corp.*	2,876,656
10,151	XPEL, Inc.*	772,186

		8,339,605

Banks – 6.2%
11,187	Ameris Bancorp	527,579
40,400	Bank of Hawaii Corp.	3,090,196
23,455	Berkshire Hills Bancorp, Inc.	728,278
25,300	Eagle Bancorp, Inc.	1,201,497
25,618	First Hawaiian, Inc.	702,958
33,258	First Merchants Corp.	1,418,121
22,330	Hancock Whitney Corp.	1,149,548
43,478	Heritage Commerce Corp.	526,953
41,666	Hope Bancorp, Inc.	537,075
40,900	Independent Bank Corp.	3,259,321
21,750	Lakeland Financial Corp.	1,537,943
32,119	OceanFirst Financial Corp.	768,287
22,631	PacWest Bancorp.	625,973
22,949	Peapack-Gladstone Financial Corp.	851,178
13,400	Pinnacle Financial Partners, Inc.	1,054,982
15,424	Preferred Bank	1,097,109
98,188	Prosperity Bancshares, Inc.	7,448,542
34,500	Renasant Corp.	1,227,510
52,632	SouthState Corp.	4,189,507
49,590	Synovus Financial Corp.	2,080,301
34,900	UMB Financial Corp.	3,147,631
20,862	Univest Financial Corp.	566,403
125,559	Valley National Bancorp	1,491,641
24,102	Veritex Holdings, Inc.	678,471
66,352	Wintrust Financial Corp.	6,069,217

		45,976,221

Beverages* – 0.1%
7,240	Celsius Holdings, Inc.	726,317

Biotechnology* – 2.7%
220,236	Abcam PLC ADR	3,054,673
25,150	Agios Pharmaceuticals, Inc.	741,422
48,670	Amicus Therapeutics, Inc.	634,657
13,470	Apellis Pharmaceuticals, Inc.	710,273

Shares	Description	Value

Common Stocks – (continued)
Biotechnology* – (continued)
15,813	Ascendis Pharma A/S ADR	$ 1,962,077
11,260	Biohaven Ltd.	214,953
23,101	Blueprint Medicines Corp.	1,079,741
30,100	Chinook Therapeutics, Inc.	760,627
47,080	Equillium, Inc.	48,492
5,470	Immunocore Holdings PLC ADR	335,147
16,170	Immunovant, Inc.	287,341
10,706	Karuna Therapeutics, Inc.	2,134,669
9,730	Krystal Biotech, Inc.	808,758
11,330	Kura Oncology, Inc.	156,581
40,753	Neurocrine Biosciences, Inc.	4,520,730
22,140	Opthea, Ltd. ADR	120,663
4,420	Prometheus Biosciences, Inc.	502,377
14,950	Replimune Group, Inc.	416,358
11,600	SpringWorks Therapeutics, Inc.	364,240
9,500	Syndax Pharmaceuticals, Inc.	272,650
9,970	Vaxcyte, Inc.	452,140

		19,578,569

Building Products – 1.8%
15,910	AAON, Inc.	1,214,251
31,500	Gibraltar Industries, Inc.*	1,687,455
79,300	Hayward Holdings, Inc.*	1,069,757
7,452	Masonite International Corp.*	679,771
56,893	Resideo Technologies, Inc.*	1,094,052
5,200	Simpson Manufacturing Co., Inc.	556,972
67,281	The AZEK Co., Inc.*	1,623,491
30,450	UFP Industries, Inc.	2,848,598
130,939	Zurn Elkay Water Solutions Corp.	2,862,327

		13,636,674

Capital Markets – 1.0%
22,104	Avantax, Inc.*	644,111
218,227	BGC Partners, Inc. Class A	949,287
28,875	Cohen & Steers, Inc.	2,121,446
16,222	Evercore, Inc. Class A	2,105,778
10,450	Focus Financial Partners, Inc. Class A*	471,818
9,446	StoneX Group, Inc.*	830,114

		7,122,554

Chemicals – 3.2%
11,144	Ashland, Inc.	1,217,705
13,530	Avient Corp.	548,236
14,968	Cabot Corp.	1,127,539
93,953	Ecovyst, Inc.*	985,567
64,525	H.B. Fuller Co.	4,458,678
21,548	Ingevity Corp.*	1,776,417
23,950	Innospec, Inc.	2,706,829
34,920	Livent Corp.*	905,126
46,688	Mativ Holdings, Inc.	1,286,721
31,100	Minerals Technologies, Inc.	2,159,895
24,272	Quaker Chemical Corp.	4,778,429

MULTI-MANAGER U.S. SMALL CAP EQUITY FUND

Schedule of Investments (continued)

January 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Chemicals – (continued)
55,739	Valvoline, Inc.	$ 2,043,392

		23,994,534

Commerical Services & Supplies – 4.0%
115,602	ABM Industries, Inc.	5,422,890
24,727	Casella Waste Systems, Inc. Class A*	1,981,127
7,660	Clean Harbors, Inc.*	998,098
64,281	CoreCivic, Inc.*	683,950
46,767	IAA, Inc.*	1,951,587
27,711	MSA Safety, Inc.	3,779,503
82,936	Rentokil Initial PLC ADR	2,522,913
41,121	The Brink’s Co.	2,697,538
10,750	UniFirst Corp.	2,133,230
64,320	Viad Corp.*	1,900,656
41,380	Waste Connections, Inc.	5,499,402

		29,570,894

Communications Equipment* – 1.3%
40,975	Ciena Corp.	2,131,520
142,909	CommScope Holding Co., Inc.	1,200,436
13,360	Digi International, Inc.	454,106
52,006	Extreme Networks, Inc.	937,668
477,772	Infinera Corp.	3,497,291
60,500	NETGEAR, Inc.	1,208,185

		9,429,206

Construction & Engineering – 1.1%
17,459	EMCOR Group, Inc.	2,588,297
18,413	Granite Construction, Inc.	784,026
14,100	MYR Group, Inc.*	1,396,746
11,258	Valmont Industries, Inc.	3,712,100

		8,481,169

Construction Materials – 0.7%
16,475	Eagle Materials, Inc.	2,406,668
78,627	Summit Materials, Inc. Class A*	2,583,683

		4,990,351

Consumer Finance – 1.2%
19,718	FirstCash Holdings, Inc.	1,817,605
11,958	Nelnet, Inc. Class A	1,141,870
49,037	PRA Group, Inc.*	1,973,249
232,190	SLM Corp.	4,079,578

		9,012,302

Containers & Packaging – 1.4%
66,373	Graphic Packaging Holding Co.	1,598,926
63,190	Silgan Holdings, Inc.	3,405,309
47,900	Sonoco Products Co.	2,927,169
74,900	TriMas Corp.	2,306,171

		10,237,575

Diversified Consumer Services – 1.8%
84,897	Bright Horizons Family Solutions, Inc.*	6,518,392

Shares	Description	Value

Common Stocks – (continued)
Diversified Consumer Services – (continued)
98,717	Laureate Education, Inc.	$ 1,083,913
368,902	Mister Car Wash, Inc.*	3,788,623
45,291	Stride, Inc.*	1,944,342

		13,335,270

Diversified Financial Services – 0.2%
17,453	Voya Financial, Inc.	1,217,696

Diversified Telecommunication Services – 0.4%
42,405	Cogent Communications Holdings, Inc.	2,907,711

Electric Utilities – 0.6%
24,000	ALLETE, Inc.	1,484,640
14,250	IDACORP, Inc.	1,507,792
16,600	MGE Energy, Inc.	1,213,626

		4,206,058

Electrical Equipment – 0.6%
6,631	Acuity Brands, Inc.	1,250,076
5,627	Atkore, Inc.*	732,917
36,490	Bloom Energy Corp. Class A*	909,695
8,739	EnerSys	725,512
23,730	Shoals Technologies Group, Inc. Class A*	661,830

		4,280,030

Electronic Equipment, Instruments & Components – 3.7%
45,530	Advanced Energy Industries, Inc.	4,222,452
60,684	Avnet, Inc.	2,784,182
2,310	Badger Meter, Inc.	267,729
59,663	Belden, Inc.	4,838,073
16,600	Fabrinet*	2,185,556
26,191	Insight Enterprises, Inc.*	2,952,249
23,591	Littelfuse, Inc.	6,055,574
9,059	OSI Systems, Inc.*	857,978
12,800	Plexus Corp.*	1,228,672
5,475	Rogers Corp.*	764,255
40,700	ScanSource, Inc.*	1,340,251

		27,496,971

Energy Equipment & Services – 2.0%
83,219	Cactus, Inc. Class A	4,502,980
231,228	ChampionX Corp.	7,635,149
84,368	National Energy Services Reunited Corp.*	637,822
142,456	NexTier Oilfield Solutions, Inc.*	1,341,935
71,284	ProPetro Holding Corp.*	709,276

		14,827,162

Entertainment – 0.2%
9,721	Take-Two Interactive Software, Inc.*	1,100,709
7,210	World Wrestling Entertainment, Inc. Class A Class A	610,110

		1,710,819

MULTI-MANAGER U.S. SMALL CAP EQUITY FUND

Schedule of Investments (continued)

January 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Equity Real Estate Investment Trusts (REITs) – 2.6%
116,800	Apple Hospitality REIT, Inc.	$ 2,070,864
90,000	Corporate Office Properties Trust	2,526,300
34,522	Cousins Properties, Inc.	946,593
24,830	EastGroup Properties, Inc.	4,177,647
36,100	First Industrial Realty Trust, Inc.	1,925,935
100,000	Four Corners Property Trust, Inc.	2,876,000
27,470	Highwoods Properties, Inc.	834,264
80,000	Rayonier, Inc.	2,911,200
22,685	Spirit Realty Capital, Inc.	995,418

		19,264,221

Food & Staples Retailing – 1.6%
36,671	Casey’s General Stores, Inc.	8,651,056
42,760	Grocery Outlet Holding Corp.*	1,299,476
35,950	Performance Food Group Co.*	2,204,454

		12,154,986

Food Products – 1.1%
44,666	Fresh Del Monte Produce, Inc.	1,277,447
26,100	Ingredion, Inc.	2,683,080
5,700	Lancaster Colony Corp.	1,093,887
87,139	The Simply Good Foods Co.*	3,163,146

		8,217,560

Gas Utilities – 0.2%
17,800	ONE Gas, Inc.	1,466,008

Health Care Equipment & Supplies – 3.4%
98,800	AngioDynamics, Inc.*	1,286,376
10,940	Axonics, Inc.*	671,716
47,032	Envista Holdings Corp.*	1,833,778
57,336	Establishment Labs Holdings, Inc.*	3,901,141
16,886	Haemonetics Corp.*	1,428,556
7,700	ICU Medical, Inc.*	1,487,871
42,220	Inari Medical, Inc.*	2,408,651
5,460	Inspire Medical Systems, Inc.*	1,381,708
25,200	Integer Holdings Corp.*	1,658,412
9,671	Lantheus Holdings, Inc.*	556,082
13,130	LivaNova PLC*	737,906
57,742	OrthoPediatrics Corp.*	2,721,380
6,470	PROCEPT BioRobotics Corp.*	251,618
4,332	QuidelOrtho Corp.*	370,863
4,370	Shockwave Medical, Inc.*	821,254
155,950	SI-BONE, Inc.*	2,655,828
4,542	Teleflex, Inc.	1,105,614

		25,278,754

Health Care Providers & Services – 4.1%
11,780	Acadia Healthcare Co., Inc.*	989,756
186,666	Accolade, Inc.*	2,178,392
148,357	agilon health, Inc.*	3,228,248
175,967	Alignment Healthcare, Inc.*	2,173,192
13,116	Amedisys, Inc.*	1,267,793
10,220	AMN Healthcare Services, Inc.*	979,485
4,725	Chemed Corp.	2,386,786
63,898	Encompass Health Corp.	3,990,430

Shares	Description	Value

Common Stocks – (continued)
Health Care Providers & Services – (continued)
92,383	HealthEquity, Inc.*	$ 5,621,506
5,388	LHC Group, Inc.*	854,537
270,017	NeoGenomics, Inc.*	3,207,802
22,450	Option Care Health, Inc.*	648,132
50,976	PetIQ, Inc.*	603,556
100,937	R1 RCM, Inc.*	1,444,408
23,300	Surgery Partners, Inc.*	773,560

		30,347,583

Health Care Technology* – 0.8%
24,228	Definitive Healthcare Corp.	299,943
34,430	Evolent Health, Inc. Class A	1,109,334
121,434	Phreesia, Inc.	4,552,561

		5,961,838

Hotels, Restaurants & Leisure – 2.8%
33,673	Bloomin’ Brands, Inc.	816,570
36,765	Choice Hotels International, Inc.	4,518,051
19,455	Churchill Downs, Inc.	4,826,785
41,532	First Watch Restaurant Group, Inc.*	672,818
13,475	Hyatt Hotels Corp. Class A*	1,470,392
49,133	International Game Technology PLC	1,299,568
118,944	MakeMyTrip Ltd.*	3,446,997
13,660	Texas Roadhouse, Inc.	1,371,874
32,686	Travel + Leisure Co.	1,384,906
5,850	Wingstop, Inc.	927,050

		20,735,011

Household Durables – 0.9%
10,175	Helen of Troy Ltd.*	1,150,894
54,883	Tempur Sealy International, Inc.	2,236,482
9,047	TopBuild Corp.*	1,809,943
144,192	Vizio Holding Corp. Class A*	1,263,122

		6,460,441

Household Products* – 0.3%
58,500	Central Garden & Pet Co. Class A	2,318,355

Insurance – 3.4%
31,700	AMERISAFE, Inc.	1,746,036
17,247	Assured Guaranty Ltd.	1,079,662
41,590	Axis Capital Holdings Ltd.	2,602,286
15,913	Employers Holdings, Inc.	698,103
33,350	First American Financial Corp.	2,063,365
3,270	Kinsale Capital Group, Inc.	910,499
12,275	Primerica, Inc.	1,985,481
4,769	RenaissanceRe Holdings Ltd.	933,246
31,900	Ryan Specialty Holdings, Inc.*	1,359,578
15,200	Safety Insurance Group, Inc.	1,282,728
22,725	Selective Insurance Group, Inc.	2,158,875
31,000	Stewart Information Services Corp.	1,480,870
28,004	The Hanover Insurance Group, Inc.	3,768,778
1,891	White Mountains Insurance Group Ltd.	2,889,373

		24,958,880

MULTI-MANAGER U.S. SMALL CAP EQUITY FUND

Schedule of Investments (continued)

January 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Interactive Media & Services* – 0.8%
368,010	Angi, Inc.	$ 1,070,909
154,223	Pinterest, Inc. Class A	4,054,523
50,080	ZipRecruiter, Inc. Class A	983,571

		6,109,003

IT Services – 3.4%
16,690	DigitalOcean Holdings, Inc.*	489,852
155,382	Evo Payments, Inc. Class A*	5,262,788
23,520	Flywire Corp.*	634,334
154,813	Genpact Ltd.	7,319,559
41,140	Marqeta, Inc. Class A*	272,758
40,516	MAXIMUS, Inc.	3,032,623
137,220	Payoneer Global, Inc.*	817,831
10,075	Perficient, Inc.*	746,960
9,200	Shift4 Payments, Inc. Class A*	589,168
14,756	The Hackett Group, Inc.	326,108
16,189	TTEC Holdings, Inc.	823,049
21,520	WEX, Inc.*	3,980,554
11,500	WNS Holdings Ltd. ADR*	974,395

		25,269,979

Leisure Products – 1.2%
14,010	Acushnet Holdings Corp.	657,769
193,467	Clarus Corp.	1,944,343
127,100	Mattel, Inc.*	2,600,466
135,448	Topgolf Callaway Brands Corp.*	3,317,122

		8,519,700

Life Sciences Tools & Services – 2.0%
70,446	Azenta, Inc.*	3,937,932
66,094	Bruker Corp.	4,634,511
13,332	Charles River Laboratories International, Inc.*	3,243,009
43,510	Pacific Biosciences of California, Inc.*	482,526
94,149	Sotera Health Co.*	1,623,129
24,996	Syneos Health, Inc.*	897,856

		14,818,963

Machinery – 3.9%
16,675	Alamo Group, Inc.	2,609,137
23,630	Allison Transmission Holdings, Inc.	1,065,240
20,793	Altra Industrial Motion Corp.	1,269,828
41,800	Astec Industries, Inc.	1,845,052
4,250	Chart Industries, Inc.*	569,415
34,100	Columbus McKinnon Corp.	1,225,895
15,300	Crane Holdings Co.	1,773,423
29,060	Evoqua Water Technologies Corp.*	1,409,701
78,582	Hillenbrand, Inc.	3,682,353
6,889	IDEX Corp.	1,651,156
28,014	John Bean Technologies Corp.	3,130,004
69,000	Kennametal, Inc.	1,966,500
23,300	Mueller Industries, Inc.	1,527,315
12,425	Mueller Water Products, Inc. Class A	157,176
27,189	Terex Corp.	1,385,823

Shares	Description	Value

Common Stocks – (continued)
Machinery – (continued)
39,168	Wabash National Corp.	$ 1,008,968
16,100	Watts Water Technologies, Inc. Class A	2,632,672

		28,909,658

Media – 1.1%
10,709	Entravision Communications Corp. Class A	69,609
19,894	John Wiley & Sons, Inc. Class A	911,145
16,033	Nexstar Media Group, Inc.	3,283,077
78,359	TEGNA, Inc.	1,561,695
169,700	The E.W. Scripps Co. Class A*	2,537,015

		8,362,541

Metals & Mining – 0.7%
34,000	Kaiser Aluminum Corp.	2,975,680
34,600	Worthington Industries, Inc.	1,967,702

		4,943,382

Mortgage Real Estate Investment Trusts (REITs) – 0.4%
44,821	Ares Commercial Real Estate Corp.	550,402
54,338	Blackstone Mortgage Trust, Inc. Class A	1,295,418
65,726	Starwood Property Trust, Inc.	1,373,016

		3,218,836

Multiline Retail* – 0.1%
7,230	Ollie’s Bargain Outlet Holdings, Inc.	395,915

Multi-Utilities – 0.3%
36,300	NorthWestern Corp.	2,061,840

Oil, Gas & Consumable Fuels – 3.7%
5,880	Callon Petroleum Co.*	250,194
9,606	Chord Energy Corp.	1,376,828
64,631	Delek U.S. Holdings, Inc.	1,729,526
58,468	Denbury, Inc.*	5,073,853
113,576	Enerplus Corp.	2,015,974
226,288	Kosmos Energy Ltd.*	1,789,938
105,600	Magnolia Oil & Gas Corp. Class A	2,493,216
10,380	Matador Resources Co.	686,741
30,222	Par Pacific Holdings, Inc.*	807,834
52,547	PDC Energy, Inc.	3,559,008
25,471	Peabody Energy Corp.*	710,386
91,250	Permian Resources Corp.	991,888
21,560	Ranger Oil Corp. Class A	905,520
70,647	Viper Energy Partners LP	2,243,042
88,740	World Fuel Services Corp.	2,511,342

		27,145,290

Personal Products* – 0.4%
60,970	BellRing Brands, Inc.	1,729,109
65,130	Herbalife Nutrition Ltd.	1,144,334

		2,873,443

MULTI-MANAGER U.S. SMALL CAP EQUITY FUND

Schedule of Investments (continued)

January 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Pharmaceuticals* – 0.2%
21,233	Arvinas, Inc.	$ 695,806
9,900	Pliant Therapeutics, Inc.	346,896
3,130	Reata Pharmaceuticals, Inc. Class A	135,623
15,180	Revance Therapeutics, Inc.	526,442

		1,704,767

Professional Services – 1.9%
21,280	ASGN, Inc.*	1,935,416
34,400	CBIZ, Inc.*	1,637,096
27,754	FTI Consulting, Inc.*	4,427,318
19,350	ICF International, Inc.	1,977,377
24,753	Korn Ferry	1,336,414
26,128	Science Applications International Corp.	2,711,564

		14,025,185

Real Estate Management & Development – 0.7%
13,925	Colliers International Group, Inc.	1,493,596
99,400	Cushman & Wakefield PLC*	1,434,342
94,944	DigitalBridge Group, Inc.	1,405,171
38,481	Kennedy-Wilson Holdings, Inc.	688,040

		5,021,149

Road & Rail – 1.3%
32,533	Knight-Swift Transportation Holdings, Inc.	1,922,700
2,946	Landstar System, Inc.	509,157
103,800	Marten Transport Ltd.	2,292,942
3,070	Saia, Inc.*	837,435
86,418	Werner Enterprises, Inc.	4,059,054

		9,621,288

Semiconductors & Semiconductor Equipment – 2.5%
75,500	Cohu, Inc.*	2,724,040
36,933	Entegris, Inc.	2,980,862
8,550	Impinj, Inc.*	1,109,619
50,800	Kulicke & Soffa Industries, Inc.	2,595,880
24,892	Lattice Semiconductor Corp.*	1,886,565
32,820	MACOM Technology Solutions Holdings, Inc.*	2,199,596
37,175	Power Integrations, Inc.	3,200,396
44,028	SMART Global Holdings, Inc.*	756,841
30,070	Ultra Clean Holdings, Inc.*	1,011,856

		18,465,655

Software – 4.6%
59,135	Bentley Systems, Inc. Class B	2,309,222
61,942	Blackline, Inc.*	4,447,435
32,900	Box, Inc. Class A*	1,052,471
12,210	Braze, Inc. Class A*	390,720
3,941	Clear Secure, Inc. Class A	123,708
4,920	CyberArk Software Ltd.*	693,130
91,459	Dynatrace, Inc.*	3,514,769
51,174	Envestnet, Inc.*	3,326,310
12,000	Gitlab, Inc. Class A*	592,920

Shares	Description	Value

Common Stocks – (continued)
Software – (continued)
24,201	InterDigital, Inc.	$ 1,692,860
1,510	Jamf Holding Corp.*	30,004
43,015	NCR Corp.*	1,179,471
36,790	Paycor HCM, Inc.*	923,797
104,590	PROS Holdings, Inc.*	2,635,668
12,110	Smartsheet, Inc. Class A*	523,273
23,910	Sprout Social, Inc. Class A*	1,529,523
11,270	Varonis Systems, Inc.*	291,217
68,050	Verint Systems, Inc.*	2,583,858
67,813	Workiva, Inc.*	5,867,859

		33,708,215

Specialty Retail – 1.2%
32,247	Caleres, Inc.	839,067
47,127	Foot Locker, Inc.	2,050,496
93,513	Leslie’s, Inc.*	1,448,516
2,350	Murphy USA, Inc.	639,271
52,971	Petco Health & Wellness Co., Inc.*	619,231
32,300	Signet Jewelers Ltd.	2,480,963
21,502	The Buckle, Inc.	946,088

		9,023,632

Textiles, Apparel & Luxury Goods – 1.3%
27,200	Carter’s, Inc.	2,267,664
37,990	Columbia Sportswear Co.	3,643,241
8,490	Ralph Lauren Corp.	1,051,487
58,684	Steven Madden Ltd.	2,103,821
38,260	Under Armour, Inc. Class C*	417,034

		9,483,247

Thrifts & Mortgage Finance – 0.8%
29,148	Essent Group Ltd.	1,283,387
16,997	Federal Agricultural Mortgage Corp. Class C	2,260,091
10,550	PennyMac Financial Services, Inc.	711,281
15,785	Walker & Dunlop, Inc.	1,505,573

		5,760,332

Tobacco – 0.1%
72,702	Vector Group Ltd.	941,491

Trading Companies & Distributors – 1.2%
18,960	Applied Industrial Technologies, Inc.	2,715,262
102,000	Core & Main, Inc. Class A*	2,251,140
3,600	Herc Holdings, Inc.	559,152
18,100	McGrath RentCorp	1,801,674
51,414	NOW, Inc.*	721,852
6,285	SiteOne Landscape Supply, Inc.*	952,240

		9,001,320

TOTAL COMMON STOCKS (Cost $604,471,399)		$684,153,506

MULTI-MANAGER U.S. SMALL CAP EQUITY FUND

Schedule of Investments (continued)

January 31, 2023 (Unaudited)

Shares	Description	Value

Exchange Traded Funds – 1.5%
24,100	iShares Russell 2000 Value ETF	$ 3,664,887
82,762	SPDR S&P Biotech ETF	7,357,542

TOTAL EXCHANGE TRADED FUNDS (Cost $10,160,751)		$ 11,022,429

Shares	Dividend Rate	Value

Investment Company – 5.6%
Goldman Sachs Financial Square Government Fund - Institutional Shares
41,302,315	4.237%	$ 41,302,315
(Cost $41,302,315)

TOTAL INVESTMENTS – 99.7% (Cost $655,934,465)		$736,478,250

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.3%		2,068,801

NET ASSETS – 100.0%		$738,547,051

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com

MULTI-MANAGER U.S. SMALL CAP EQUITY FUND

Schedule of Investments (continued)

January 31, 2023 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

Investment Abbreviations:
ADR	— American Depositary Receipt
ETF	— Exchange Traded Fund
LP	— Limited Partnership
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust
SPDR	— Standard and Poor’s Depository Receipt

GOLDMAN SACHS ACTIVE EQUITY MULTI-MANAGER FUNDS

Schedule of Investments (continued)

January 31, 2023 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated the Adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940 (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under the Valuation Procedures and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

GOLDMAN SACHS ACTIVE EQUITY MULTI-MANAGER FUNDS

Schedule of Investments (continued)

January 31, 2023 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Underlying Funds (including Money Market Funds) — Underlying funds (“Underlying Funds”) include other investment companies and exchange-traded funds (“ETFs”). Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Fund invests in Underlying Funds that fluctuate in value, the Fund’s shares will correspondingly fluctuate in value. Underlying Funds are generally classified as Level 1 of the fair value hierarchy. To the extent that underlying ETFs are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under the Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investment are classified as Level 3 investments.

Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of January 31, 2023:

MULTI-MANAGER INTERNATIONAL EQUITY

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Asia	$19,725,955	$232,151,908	$—
Australia and Oceania	—	10,628,467	—
Europe	49,385,775	813,751,711	—
North America	135,977,518	—	—
South America	1,445,488	—	—
Investment Company	29,779,425	—	—

Total	$236,314,161	$1,056,532,086	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of net asset value. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Funds utilize fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.

GOLDMAN SACHS ACTIVE EQUITY MULTI-MANAGER FUNDS

Schedule of Investments (continued)

January 31, 2023 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

MULTI-MANAGER U.S. SMALL CAP EQUITY

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Asia	$7,258,929	$—	$—
Australia and Oceania	120,663	—	—
Europe	10,047,058	—	—
North America	666,726,856	—	—
Exchange Traded Funds	11,022,429	—	—
Investment Company	41,302,315	—	—

Total	$736,478,250	$—	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of net asset value. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Funds utilize fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.

For further information regarding security characteristics, see the Schedules of Investments.

The Funds’ risks include, but are not limited to, the following:

Derivatives Risk — The Funds’ use of derivatives and other similar instruments (collectively, referred to in this paragraph as “derivatives”) may result in loss, including due to adverse market movements. Derivatives, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other assets and instruments, may increase market exposure and be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying assets or instruments may produce disproportionate losses to the Funds. Certain derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not, or lacks the capacity or authority to, fulfill its contractual obligations, liquidity risk, which includes the risk that the Funds will not be able to exit the derivative when it is advantageous to do so, and risks arising from margin requirements, which include the risk that the Funds will be required to pay additional margin or set aside additional collateral to maintain open derivative positions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which a Fund invests. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent a Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact a Fund’s liquidity and performance. Foreign risk also involves the risk of negative foreign currency exchange rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in, or economically tied to, emerging markets, these risks may be more pronounced.

GOLDMAN SACHS ACTIVE EQUITY MULTI-MANAGER FUNDS

Schedule of Investments (continued)

January 31, 2023 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Foreign Custody Risk — If a Fund invests in foreign securities, the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy.

Geographic Risk — If a Fund focuses its investments in securities of issuers located in a particular country or geographic region, the Fund may be subjected, to a greater extent than if its investments were less focused, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that country or region, such as: adverse securities markets; adverse exchange rates; adverse social, political, regulatory, economic, business, environmental or other developments; or natural disasters.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, including an exchange-traded fund (“ETF”), a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, potentially causing increased supply in the market due to selling activity. These risks may be more pronounced in connection with the Funds’ investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets.

GOLDMAN SACHS ACTIVE EQUITY MULTI-MANAGER FUNDS

Schedule of Investments (continued)

January 31, 2023 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Multi-Manager Approach Risk — The Funds’ performance depends on the ability of the Investment Adviser in selecting, overseeing, and allocating Fund assets to the Underlying Managers. The Underlying Managers’ investment styles may not always be complementary. The Funds’ multi-manager approach may result in the Fund investing a significant percentage of its assets in certain types of investments, which could be beneficial or detrimental to the Funds’ performance depending on the performance of those investments and the overall market environment. The Funds’ Underlying Managers may underperform the market generally or underperform other investment managers that could have been selected for the Funds. Because the Funds’ Underlying Managers may trade with counterparties, prime brokers, clearing brokers or futures commission merchants on terms that are different than those on which the Investment Adviser would trade, and because each Underlying Manager applies its own risk analysis in evaluating potential counterparties for the Funds, the Funds may be subject to greater counterparty risk than if they were managed directly by the Investment Adviser.